Income/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2013
Income/(loss) per share [Abstract]
Schedule of Basic and Diluted Net Income/(Loss) Per Share

The following table sets forth the computation of basic and diluted net income/(loss) per share for the periods indicated:

	As of December 31,
	2011	2012	2013

Numerator:
Net income/(loss).	(83,402)	(30,401)	19,557
Series A-1 Preference Shares accretions	(885)	(962)	(858)
Series B Preference Shares accretions	(3,928)	(4,298)	(3,831)
Series B-1Preference Shares accretions	(1,734)	(4,973)	(4,445)
Income allocation to participating preference shares	-	-	(1,230)
Numerator for basic and diluted net (loss)/income per share	(89,949)	(40,634)	9,193

Denominator:
Weighted average number of ordinary shares used in computing net income/(loss) per share - basic	44,245,388	44,245,388	63,717,007
Weighted average number of ordinary shares used in computing net income/(loss) per share - diluted	44,245,388	44,245,388	69,159,524
Basic net income/(loss) per share attributable to the Company's ordinary shareholders	(2.03)	(0.92)	0.14
Diluted net income/(loss) per share attributable to the Company's ordinary shareholders	(2.03)	(0.92)	0.13
Basic net income/(loss) per ADS	(4.07)	(1.84)	0.29
Diluted net income/(loss) per ADS	(4.07)	(1.84)	0.27